Portfolio of Investments
Columbia Disciplined Growth Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.7%
Entertainment 3.6%
Activision Blizzard, Inc.	93,000	7,042,890
Electronic Arts, Inc.(a)	55,800	6,686,514
Netflix, Inc.(a)	2,400	1,141,776
Total		14,871,180
Interactive Media & Services 8.1%
Alphabet, Inc., Class A(a)	12,435	20,096,328
Facebook, Inc., Class A(a)	50,400	13,260,744
Total		33,357,072
Total Communication Services		48,228,252
Consumer Discretionary 16.0%
Automobiles 1.2%
Tesla Motors, Inc.(a)	12,350	4,792,294
Distributors 0.4%
Pool Corp.	4,700	1,644,201
Hotels, Restaurants & Leisure 0.6%
Wendy’s Co. (The)	110,500	2,414,425
Household Durables 1.2%
NVR, Inc.(a)	1,245	4,921,597
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	8,185	24,850,888
eBay, Inc.	114,800	5,467,924
Total		30,318,812
Specialty Retail 5.3%
Best Buy Co., Inc.	58,900	6,570,295
Home Depot, Inc. (The)	23,400	6,241,014
Lowe’s Companies, Inc.	58,400	9,233,040
Total		22,044,349
Total Consumer Discretionary		66,135,678
Consumer Staples 4.6%
Food & Staples Retailing 0.4%
Sprouts Farmers Market, Inc.(a)	97,800	1,863,090
Food Products 0.1%
Campbell Soup Co.	12,200	569,374
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.0%
Church & Dwight Co., Inc.	4,800	424,272
Procter & Gamble Co. (The)	55,700	7,636,470
Total		8,060,742
Personal Products 0.3%
Herbalife Nutrition Ltd.(a)	29,400	1,327,116
Tobacco 1.8%
Altria Group, Inc.	201,300	7,262,904
Total Consumer Staples		19,083,226
Financials 2.2%
Capital Markets 2.2%
S&P Global, Inc.	21,950	7,083,924
T. Rowe Price Group, Inc.	15,700	1,988,562
Total		9,072,486
Total Financials		9,072,486
Health Care 14.3%
Biotechnology 3.6%
AbbVie, Inc.	55,900	4,757,090
ACADIA Pharmaceuticals, Inc.(a)	23,300	1,082,285
Alexion Pharmaceuticals, Inc.(a)	15,600	1,796,184
Amgen, Inc.	4,600	997,924
BioMarin Pharmaceutical, Inc.(a)	23,400	1,741,662
Exact Sciences Corp.(a)	13,200	1,634,556
Vertex Pharmaceuticals, Inc.(a)	14,600	3,042,056
Total		15,051,757
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	35,900	3,773,449
Hologic, Inc.(a)	113,200	7,790,424
Total		11,563,873
Health Care Providers & Services 2.6%
DaVita, Inc.(a)	28,300	2,440,875
HCA Healthcare, Inc.	48,900	6,060,666
Humana, Inc.	5,550	2,216,004
Total		10,717,545
Life Sciences Tools & Services 1.4%
Avantor, Inc.(a)	240,200	5,589,454
Columbia Disciplined Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	78,500	4,588,325
Johnson & Johnson	12,900	1,768,719
Merck & Co., Inc.	128,000	9,626,880
Total		15,983,924
Total Health Care		58,906,553
Industrials 4.7%
Aerospace & Defense 0.4%
Lockheed Martin Corp.	4,900	1,715,637
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	21,100	1,865,873
Construction & Engineering 1.7%
Quanta Services, Inc.	115,000	7,179,450
Electrical Equipment 0.2%
Rockwell Automation, Inc.	4,000	948,480
Professional Services 1.9%
CoreLogic, Inc.	98,900	7,608,377
Total Industrials		19,317,817
Information Technology 43.7%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	28,000	5,849,200
Ubiquiti, Inc.	10,900	2,023,149
Total		7,872,349
Electronic Equipment, Instruments & Components 0.1%
Zebra Technologies Corp., Class A(a)	1,500	425,460
IT Services 6.0%
MasterCard, Inc., Class A	44,950	12,974,368
VeriSign, Inc.(a)	35,100	6,693,570
Visa, Inc., Class A	9,600	1,744,416
WEX, Inc.(a)	25,500	3,227,025
Total		24,639,379
Semiconductors & Semiconductor Equipment 5.7%
Broadcom, Inc.	27,900	9,754,677
KLA Corp.	38,200	7,532,276
NVIDIA Corp.	4,800	2,406,528
QUALCOMM, Inc.	29,400	3,626,784
Total		23,320,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 20.2%
Adobe, Inc.(a)	28,700	12,831,770
Autodesk, Inc.(a)	34,100	8,031,914
Cadence Design Systems, Inc.(a)	69,200	7,568,404
Citrix Systems, Inc.	27,000	3,058,290
Fortinet, Inc.(a)	60,900	6,721,533
Microsoft Corp.	173,690	35,167,014
SS&C Technologies Holdings, Inc.	35,300	2,090,466
Zoom Video Communications, Inc., Class A(a)	17,500	8,065,925
Total		83,535,316
Technology Hardware, Storage & Peripherals 9.8%
Apple, Inc.(b)	371,008	40,387,931
Total Information Technology		180,180,700
Materials 0.7%
Chemicals 0.1%
Scotts Miracle-Gro Co. (The), Class A	2,800	420,140
Containers & Packaging 0.6%
Graphic Packaging Holding Co.	173,800	2,309,802
Total Materials		2,729,942
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
American Tower Corp.	22,800	5,236,020
Equinix, Inc.	1,500	1,096,860
Total		6,332,880
Total Real Estate		6,332,880
Total Common Stocks (Cost $252,864,635)		409,987,534

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(c),(d)	2,938,040	2,937,746
Total Money Market Funds (Cost $2,937,404)		2,937,746
Total Investments in Securities (Cost: $255,802,039)		412,925,280
Other Assets & Liabilities, Net		(270,284)
Net Assets		412,654,996

2	Columbia Disciplined Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, October 31, 2020 (Unaudited)
At October 31, 2020, securities and/or cash totaling $631,388 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	30	12/2020	USD	4,897,050	—	(98,324)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	3,203,526	18,453,863	(18,719,531)	(112)	2,937,746	(828)	2,058	2,938,040
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT178_07_K01_(12/20)